FINANCIAL INVESTORS TRUST

Seafarer Overseas Growth and Income Fund
(the “Fund”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Aspen Managed Futures Strategy Fund
(the “Fund”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

The Disciplined Growth Investors Fund
(the “Fund”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Emerald Banking and Finance Fund
Emerald Growth Fund
Emerald Insights Fund
(the “Funds”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Emerald Small Cap Value Fund
(the “Fund”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated June 8, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Grandeur Peak Global Opportunities Fund
Grandeur Peak International Opportunities Fund
Grandeur Peak Emerging Markets Opportunities Fund
Grandeur Peak Global Reach Fund
(the “Funds”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Grandeur Peak Global Stalwarts Fund
Grandeur Peak International Stalwarts Fund
Grandeur Peak Global Micro Cap Fund
(the “Funds”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated June 29, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Pathway Advisors Conservative Fund
Pathway Advisors Aggressive Growth Fund
(the “Funds”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Redmont Resolute Fund I
Redmont Resolute Fund II
(the “Funds”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Stonebridge Small-Cap Growth Fund
(the “Fund”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund
(the “Funds”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated August 31, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

ALPS/Metis Global Micro Cap Fund
(the “Fund”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated July 10, 2015

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Fund’s Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Please retain this supplement with your Statement of Additional Information.

FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommodities Strategy Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Westport Resources Hedged High Income Fund
ALPS/Sterling ETF Tactical Rotation Fund
(the “Funds”)

Supplement dated September 29, 2015
to the
Statement of Additional Information
dated February 28, 2015, as supplemented

The section regarding the Secretary under the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund and Assistant Secretary of Griffin Institutional Access Real Estate Fund.

The following is added to the sub-section “Officers” under the “Trustees and Officers” section in the Funds’ Statement of Additional Information:

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012).  Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

The paragraph under the sub-section “Full Portfolio Holdings” under the “Disclosure of Portfolio Holdings” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:
Except as set forth in this Policy, the full holdings of a Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov. The RiverFront Global Growth Fund, the RiverFront Dynamic Equity Income Fund, the RiverFront Global Allocation Fund, the RiverFront Moderate Growth & Income Fund and the RiverFront Conservative Income Builder Fund currently authorize monthly dissemination of full holdings of a Fund after a ten (10) calendar day lag. The ALPS/CoreCommodity Management CompleteCommodities Strategy Fund currently authorizes monthly dissemination of full holdings of the Fund after a thirty (30) calendar day lag. The ALPS/Sterling ETF Tactical Rotation Fund currently authorizes monthly dissemination of full holdings after a five (5) calendar day lag. The ALPS/Red Rocks Listed Private Equity Fund currently authorizes quarterly dissemination of full holdings after a forty-five (45) calendar day lag.
Please retain this supplement with your Statement of Additional Information.